VARIABLE INTEREST ENTITIES - Financial Information About VIE Included in Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Net loss allocated to NCI	$ (4,636)	$ 13,949
Net loss attributable to Cresco Labs Inc.	(135,408)	(74,438)
Net loss	(140,044)	(60,489)
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Revenues	22,726	23,275
Net loss allocated to NCI	(778)	(899)
Net loss attributable to Cresco Labs Inc.	(1,401)	(5,327)
Net loss	$ (2,178)	$ (6,226)